Note Payable - Short Term (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Notes Payable To Wyoming Corporation [Member]	Dec. 31, 2010 Notes Payable To Wyoming Corporation [Member]
Short-term Debt, Percentage Bearing Fixed Interest Rate		12.00%	12.00%
Debt Instrument, Maturity Date	Apr. 01, 2012	Apr. 01, 2012	Apr. 01, 2012